INVESTMENT ADVISORY AGREEMENT

AGREEMENT, dated and effective as of 12:00 A.M. EST
(New York time) June 1, 2019 (the "Agreement"), between
THE TAIWAN FUND, INC., a Maryland corporation of One
Lincoln Street, PO Box 5049 (02206-5049), Boston MA
02111 (herein referred to as the "Fund"), and Allianz Global Investors U.S. LLC, a limited liability company organized in Delaware with principal place of business 1633 Broadway, New York, New York 10019 (herein referred to as the "Adviser").

NOW THEREFORE, in consideration of the mutual covenants hereinafter contained, it is hereby agreed by and between the parties hereto as follows:

1. The Adviser hereby undertakes and agrees, upon the terms and conditions herein set forth, (i) to make investment decisions for the Fund, to prepare and make available to the Fund research and statistical data in connection therewith and to supervise the acquisition and disposition of securities by the Fund, including the selection of brokers or dealers to carry out the transactions, all in accordance with the Fund's investment objectives and policies and in accordance with guidelines and directions from the Fund's Board of Directors; (ii) to assist the Fund as it may reasonably request in the conduct of the Fund's business, subject to the direction and control of the Fund's
Board of Directors; (iii) to maintain or cause to be maintained for the Fund all books, records, reports and any other information required under the Investment Company Act of 1940, as amended (the "1940 Act") and to furnish or cause to be furnished all required reports or other information under Taiwan securities laws, to the extent that such books, records and reports and other information are not maintained or furnished by the custodian or other agents of the Fund; (iv) to report regularly to the Fund's Board of Directors on the investment program for the Fund and to furnish the Fund's
Board of Directors such periodic and special reports as the Fund's Board of Directors may reasonably request, including, but not limited to, reports concerning investment transactions and performance of the Fund; (v) to provide reasonable assistance to the Fund's administrator as needed in the preparation of reports and notices by the Fund to stockholders, in the preparation of filings with the Securities and Exchange Commission (the "SEC") and other regulatory and self-regulatory organizations, including preliminary and definitive proxy materials and post-effective amendments to the Fund's registration statement on Form N-2 under the Securities Act of 1933, as amended, and the 1940 Act, as amended from time to time, (vi) to pay the salaries and expenses of such of the Fund's officers and directors as are directors, officers or employees of the Adviser (and to permit its directors, officers or employees to so serve if elected to such positions by the Fund's Board of Directors); provided, however, that the Fund, and not the Adviser, shall bear travel expenses (or an appropriate portion thereof) of directors and officers of the Fund who are directors, officers or employees of the Adviser to the extent that such expenses relate to attendance at meetings of the Board of Directors of the Fund or any committees thereof or advisers thereto and provided further that such expenses are incurred in accordance with the Fund's travel policy in effect at the time, (vii) to assist the Fund's Treasurer in identifying passive foreign investment companies
(PFICs) in the Fund's portfolio, (viii) to provide sub-certifications to support certifications made by officers of the Fund in documents filed by the Fund with the SEC, (viii) to identify securities in the Fund's portfolio that constitute holdings of 5% or more of the voting shares of a portfolio company, (ix) to assist in identifying securities that are restricted or illiquid securities, (x) to provide the Fund with information on brokerage commissions incurred by the Fund,
(xi) to assist in the implementation of the Fund's Discount Management Program, (xii) to provide reasonable assistance to the Fund's Board of Directors or the Fund's administrator to determine or confirm the value of any portfolio security for which the Fund's administrator seeks assistance from the Adviser or identifies for review by the Adviser, (xiii) to the extent permitted, to assist in such marketing and investor relations activities with respect to the Fund as the Fund may reasonably request, (xiv) to host and maintain the Fund's website, (xv) to prepare the Fund's monthly "Insight" report to investors, (xvi) to provide certain stockholder services,
(xvii) to permit one of its or its affiliate's directors, officers or employees to serve without compensation as an officer of the Fund if elected to such positions and to assume the obligations herein for the compensation herein provided, and (xviii) to vote the Fund's proxies only in accordance with the Adviser's proxy voting policies in effect from time to time, provided that the Fund's Board of Directors has approved the Adviser's proxy voting guidelines including any amendments from time to time. The Adviser shall bear all expenses arising out of its duties hereunder but shall not be responsible for any expenses of the Fund other than those specifically allocated to the Adviser in this paragraph 1. In particular, but without limiting the generality of the foregoing, the Adviser shall not be responsible for the following expenses of the Fund:
organization and certain offering expenses of the Fund
(including out-of-pocket expenses, but not including overhead or employee costs of the Adviser or of any one or more organizations acting as "participating affiliate" of the Adviser); fees payable to any consultants, including an advisory board, if applicable; legal expenses; auditing and accounting expenses; telephone, telex, facsimile, postage and other communication expenses; taxes and governmental fees;
stock exchange listing fees; fees, dues and expenses incurred by the Fund in connection with membership in investment company trade organizations; fees and expenses of the Fund's custodians, subcustodians, transfer agents and registrars;
payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any;
expenses of preparing share certificates and other expenses in connection with the issuance, offering, distribution, sale or underwriting of securities issued by the Fund; expenses of registering or qualifying securities of the Fund for sale;
expenses relating to investor and public relations; freight, insurance and other charges in connection with the shipment of the Fund's portfolio securities; brokerage commissions or other costs of acquiring or disposing of any portfolio securities of the Fund; expenses of preparing and distributing reports, notices and dividends to stockholders; costs of stationery;
costs of stockholders' and other meetings; litigation expenses;
or expenses relating to the Fund's dividend reinvestment and cash purchase plan (except for brokerage expenses paid by participants in such plan).

2. The Fund acknowledges that in rendering investment advisory services to the Fund under this Agreement, the Adviser may use the resources of its affiliate, Allianz Global Investors Taiwan, Limited ("Taiwan Affiliate") that is not registered under the U.S. Investment Advisers Act of 1940
(the "Advisers Act") to provide discretionary investment advice to the Adviser and execute portfolio trades for the Fund. Taiwan Affiliate is a "participating affiliate" of the Adviser as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered non-
U.S. advisory affiliates subject to the regulatory supervision of the registered adviser. Taiwan Affiliate and its employees who provide services to the Fund are considered under the Collaboration Agreement between the Adviser and Taiwan
Affiliate to be "associated persons" of the Adviser as that term is defined in the Advisers Act for purposes of the Adviser's required supervision.

3. In the selection of brokers or dealers and the placing of orders for the purchase and sale of portfolio investments for the Fund, the Adviser shall seek to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for the Fund the most favorable price and execution available, the Adviser, bearing in mind the Fund's best interests at all times, shall consider all factors it deems relevant, including by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker or dealer involved and the quality of service rendered by the broker or dealer in other transactions. Subject to such policies as the Fund's Board of Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund and to other clients of the Adviser as to which the Adviser exercises investment discretion. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange
Act of 1934) provided to the Fund and/or other accounts over which the Adviser or an affiliate exercises investment discretion. The Fund hereby agrees with the Adviser that any entity or person associated with the Adviser which is a member of a national securities exchange is authorized to effect any transaction on such exchange for the account of the Fund which is permitted by Section 11(a) of the Securities Exchange Act of 1934 (the "1934 Act"), subject to compliance with the 1940 Act and the rules thereunder.

4. The Fund agrees to pay to the Adviser in United States dollars, as full compensation for the services to be rendered and expenses to be borne by the Adviser hereunder, the fee based on the average net assets of the Fund set forth in Schedule A hereto, which will include a performance fee adjustment. The fee payable to the Adviser shall be computed, accrued and paid as provided in Schedule A. The Fund shall provide the Adviser with a monthly accounting of the performance adjusted fee. The value of the net assets of the Fund shall be determined pursuant to the applicable provisions of the valuation policies of the Fund, as amended from time to time.

5. The Adviser agrees that it will not make a short sale of any capital stock of the Fund or purchase any share of the capital stock of the Fund otherwise than for investment. Where the Adviser provides services to the Fund in relation to derivative products, including futures contracts and options, the Adviser shall provide to the Fund, upon request, product specifications and prospectus or offering documents (if any).

6. Nothing herein shall be construed as prohibiting the Adviser from providing investment advisory services to, or entering into investment advisory agreements with, other clients (including other registered investment companies), including clients which may invest in securities of Taiwan issuers, except that the Adviser shall notify the Fund where it acts as the investment adviser or investment manager to any other investment company that is listed on the New York Stock
Exchange and has a policy to invest primarily in Taiwan securities. In addition, the Adviser may not utilize information furnished to the Adviser by advisers and consultants to the Fund in providing investment management services to another
New York Stock Exchange listed investment company with a policy to invest primarily in Taiwan securities. Nothing contained herein shall be construed as constituting the Adviser as an agent of the Fund.

Whenever the Fund and one or more other accounts or investment companies advised by the Adviser have available funds for investment, investments suitable and appropriate for each shall be allocated in accordance with procedures believed by the Adviser to be equitable to each entity, which procedures and any amendments thereto shall be provided to the Fund's Board for review. Similarly, opportunities to sell securities shall be allocated in a manner believed by the Adviser to be equitable. The Fund recognizes that in some cases this procedure may adversely affect the size of the position that may be acquired or disposed of for the Fund. In addition, the Fund acknowledges that the persons employed by the Adviser to assist in the performance of the Adviser's duties hereunder will not devote their full time to such service and nothing contained herein shall be deemed to limit or restrict the right of the Adviser or any affiliate of the Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.

7. (a) The Adviser does not guarantee the future performance of the Fund or any specific level of performance, the success of any investment decision or strategy that the Adviser may use, or the success of the Adviser's overall management of the Fund. The Fund understands that investment decisions made for the Fund by the Adviser are subject to various market, currency, economic, political and business risks, and that those investment decisions will not always be profitable.

(b) The Adviser may rely on information reasonably believed by it to be accurate and reliable. Neither the Adviser nor its officers, directors, employees or agents shall be subject to any liability for any act or omission, error of judgment or mistake of law, or for any loss suffered by the Fund, in the course of, connected with or arising out of any services to be rendered hereunder, except by reason of willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard on the part of the Adviser of its obligations and duties under this Agreement. Any person, even though also employed by the Adviser, who may be or become an employee of the Fund and paid by the Fund shall be deemed, when acting within the scope of his employment by the Fund, to be acting in such employment solely for the Fund and not as an employee or agent of the Adviser.

(c) Neither party shall be liable to the other for any indirect, consequential, punitive or special loss or damages under this Agreement.

8. (a) The Adviser agrees to indemnify the Fund for, and hold it harmless against, any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or litigation (including reasonable legal and other expenses) to which the Fund may become subject ("Losses") as a direct result of Adviser's willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement; provided, however, that nothing contained herein shall require that the Fund be indemnified for Losses that resulted from the Fund's or its agent's willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement; further provided that the Adviser shall have been given written notice concerning any matter for which indemnification is claimed under this Section.

(b) The Fund agrees to indemnify the Adviser for, and hold it harmless against, any and all Losses to which the Adviser may become subject as a direct result of this Agreement or the Adviser's performance of its duties hereunder; provided, however, that nothing contained herein shall require that the Adviser be indemnified for Losses that resulted from the Adviser's willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement; provided that the Fund shall have been given written notice concerning any matter for which indemnification is claimed under this Section.

9. This Agreement shall be in effect for an initial term of two years from the date of this Agreement and shall continue in effect from year to year thereafter, but only so long as such continuance is specifically approved at least annually by the affirmative vote of (i) a majority of the members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any party to this Agreement, or of any entity regularly furnishing investment advisory services with respect to the Fund pursuant to an agreement with any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (ii) a majority of the Fund's Board of Directors or the holders of a majority of the outstanding voting securities of the Fund. This Agreement may nevertheless be terminated at any time without penalty, on 60 days' written notice, by the Fund's Board of Directors, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser.

This Agreement shall automatically be terminated in the event of its assignment. Any notice to the Fund or the Adviser shall be deemed given when received by the addressee.

10. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged by either party hereto, except as permitted under the 1940 Act or rules and regulations adopted thereunder. It may be amended by mutual agreement of the parties, but only after authorization of such amendment by the affirmative vote of (i) a majority of the members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any party to this Agreement, or of any entity regularly furnishing investment advisory services with respect to the Fund pursuant to an agreement with any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval and (ii) if required by applicable SEC rules, regulations or orders, a vote of the holders of a majority of the outstanding voting securities of the Fund.

11. The Adviser may, without cost to the Fund, employ an affiliate or a third party to perform any accounting, administrative, reporting and ancillary services required to enable the Adviser to perform its functions under this Agreement. Notwithstanding any other provision of the Agreement, the Adviser may provide information about the Fund to any such affiliate or other third party for the purpose of providing the services contemplated under this clause. The Adviser will act in good faith in the selection, use and monitoring of affiliates and other third parties, and any delegation or appointment hereunder shall not relieve the Adviser of any of its obligations under this Agreement.

12. This Agreement shall be construed in accordance with the laws of the State of New York, without giving effect to the conflicts of laws principles thereof, provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act. As used herein, the terms "interested person," "assignment," and "vote of a majority of the outstanding voting securities" shall have the meanings set forth in the 1940 Act, the rules and regulations thereunder and interpretations thereof by the SEC or its staff.

13. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, and it shall not be necessary in making proof of this Agreement to produce or account for more than one such counterpart.

14. Each party hereto irrevocably agrees that any suit, action or proceeding against either of the Adviser or the Fund arising out of or relating to this Agreement shall be subject to the jurisdiction of the United States District Court for the Southern District of New York or the Supreme Court of the
State of New York, New York County, and each party hereto irrevocably submits to the jurisdiction of each such court in connection with any such suit, action or proceeding. Each party hereto waives any objection to the laying of venue of any such suit, action or proceeding in either such court, and waives any claim that such suit, action or proceeding has been brought in an inconvenient forum. Each party hereto irrevocably consents to service of process in connection with any such suit, action or proceeding by mailing a copy thereof by registered or certified mail, postage prepaid, to its address as set forth in this Agreement.

15. The Adviser represents and warrants that it is duly registered as an investment adviser under the U.S. Investment Advisers Act of 1940. Taiwan Affiliate has received a license from the Financial Supervisory Commission in the Republic of China to provide services under the Collaboration
Agreement. The Adviser will use its reasonable efforts to, and to cause Taiwan Affiliate to, maintain in effect such registration and license during the term of this Agreement.
The Collaboration Agreement complies with the laws and regulations of the United States and the Republic of China.
The Fund acknowledges that the Fund may have provided and may, from time to time, provide certain personal information on individuals relating to the Fund and/or a third party
("Data") to the Adviser. The Fund acknowledges that the Adviser has informed the Fund of its right to request access to and/or correction of the Data which the Adviser may hold and that request may be made to the Personal Data Officer of the Adviser at its principal place of business in the State of New York as stated at the beginning of this Agreement. The Fund further acknowledges that the Adviser has informed the Fund and the Fund hereby consents that Data may be collected, held, processed, disclosed or used by the Adviser and transferred to any office of the Adviser, any of Adviser's holding companies or Associates, any of the Adviser's agents and any other third party which provides services to the Adviser, within or outside the State of New York, for the purposes of the Adviser or any such other entity providing the services contemplated under this Agreement and to facilitate the provision by an affiliate to the Fund of potential additional products and services. The Fund represents and warrants that appropriate consent has been obtained from the relevant individuals for such collection, storage, processing, disclosure, usage and transfer of Data.

16. The Fund represents and warrants that it has full legal right to enter into this Agreement and to perform the obligations hereunder and that it has obtained all necessary consents and approvals to enter into this Agreement.
17. The parties will inform each other in writing within a reasonable time of material changes to the information provided to each other under this Agreement.

IN WITNESS WHEREOF, the parties have executed this Agreement by their officers thereunto duly authorized as of the day and year first written above.

THE TAIWAN FUND, INC
By: /s/ William C. Kirby
Name: William Kirby
Title: Chairman




ALLIANZ GLOBAL INVESTORS U.S. LLC

BY: /s/ Thomas J. Fuccillo
Name: Thomas J. Fuccillo
Title: Managing Director, Head of U.S. Funds











SCHEDULE A
MANAGEMENT FEE

In consideration of the services described in the agreement, the Fund will pay the Adviser a fee ("Management Fee") that will be composed of a Base Fee (defined below) and a Performance Adjustment (defined below) to the Base Fee based upon the investment performance of the Fund's shares in relation to the investment record of a securities index determined by our Board of Directors to be appropriate ("Index") over the same performance period.

Base Fee. The base fee is calculated and accrued daily at the annual rate of 0.70% of the Fund's average daily net assets
("Base Fee").

Performance Adjustment. The Adviser's compensation is increased or decreased from the Base Fee by a performance adjustment ("Performance Adjustment") that depends on whether, and to what extent, the investment performance of the Fund's shares exceeds, or is exceeded by, the performance of the TAIEX Total Return, expressed in US dollars (the "Index").

The Performance Adjustment is calculated and accrued, according to a schedule that adds or subtracts an amount at a rate of 0.0005% (0.05 basis points) of the Fund's average daily net assets for the current Performance Period through the prior business day for each 0.01% (1 basis point) of absolute performance by which the total return performance of the Fund's shares exceeds or lags the performance of the Index for the period from the beginning of the current Performance
Period through the prior business day. The maximum
Performance Adjustment (positive or negative) will not exceed an annualized rate of +/-0.25% (25 basis points) of the Fund's average daily net assets, which would occur when the performance of the Fund's shares exceeds, or is exceeded by, the performance of the Index by 5 percentage points (500 basis points) for the Performance Period. For purposes of calculating the Performance Adjustment, the NAV of the Fund and the level of the Index will be determined as of the close of trading on the Taiwan Stock Exchange on each business day;
the exchange rate to be used for purposes of converting the TAIEX Total Return Index into the Index on each business day shall be the same exchange rate as used to determine the NAV on that business day; and "business day" shall mean any day that on which trading occurs on the New York Stock
Exchange. The Performance Adjustment will be calculated and accrued pursuant to a process agreed to by the Adviser and the Fund.

For purposes of calculating the Performance Adjustment, the total return performance of the Fund's shares will be the sum of:
     1) the change in the net asset net asset value per share ("NAV") during the Performance Period, after deducting any accretion in the NAV resulting from the repurchase of shares by the Fund; plus

     2) the value of the cash distributions per share paid by the Fund during the Performance Period; plus

     3) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated during the Performance Period; expressed as a percentage of the NAV per share at the beginning of the Performance Period.

For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Fund at the NAV per share in effect at the close of business on the ex-dividend date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

The investment record of the Index will be the sum of:
1) the change in the level of the Index during the Performance Period, as expressed in US dollars; plus

     2) if not reflected in the Index, the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index during the Performance Period, expressed as a percentage of the Index level at the beginning of the Performance Period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

To the extent an event occurs that impacts the Fund's NAV per share or the investment record of the Index and results from circumstances out of the ordinary course of business including, but not limited to, the receipt of litigation proceeds, an NAV error correction, a change in the Index performance resulting from market news, or some other event that is outside of the ordinary course of business, the Board will consult with Adviser to determine whether such impact should be excluded from the performance adjustment calculation.

Notwithstanding any other provision in this Schedule A, any calculations of the investment performance of the Fund's shares and the investment performance of the Index will be made in accordance with the Investment Advisers Act of 1940, as amended, and any applicable rules thereunder.

Performance Period. The period over which performance is measured ("Performance Period") is initially from September 1, 2019 to August 31, 2020 and thereafter each 12-month period beginning on September 1 immediately following the prior Performance Period through August 31 of the following year.

Payment of Fees. The Fund will pay the Adviser, on a monthly basis, a fee at the annual rate of the Base Fee applied to the average daily net assets of the Fund for the month. At the end of each Performance Period, the Fund will pay the Adviser, or the Adviser will pay the Fund, the positive or negative amount, as the case may be, of the Performance Adjustment for the Performance Period. From the date on which the Adviser begins to manage the Fund to August 31, 2019, the Fund will pay the Adviser only the Base Fee, without any Performance Adjustment.

Index. The initial Index for the Performance Fee is set forth above. If the Fund's Board of Directors determines, based on consultation with the Adviser, that another appropriate Index should be substituted as the Index, the Board may determine to use such other appropriate Index for purposes of the Performance Adjustment (the "Replacement Index") without stockholder approval, unless stockholder approval of the change is otherwise required by applicable law. Any Replacement Index will be applied prospectively to determine the amount of the Performance Adjustment. The Index will continue to be used to determine the amount of the Performance Adjustment for that part of the Performance
Period prior to the effective date of the Replacement Index.